Offerings	Sep. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 62.14
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share
Amount Registered | shares	8,417,500
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 12,626,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,743.69
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Represents Class A ordinary shares registered for resale on this registration statement by the selling shareholders named in this registration statement or their permitted transferees.